STATEMENT OF COMPLIANCE (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of significant accounting policies [Abstract]
Adoption of IAS 16

	2021			2020
US Dollar million	As previously reported	Adjustments	Restated	As previously reported	Adjustments	Restated
Statement of financial position
Tangible assets (note 13)	3,460	33	3,493	2,884	33	2,917
(Accumulated losses) and other reserves	(3,214)	33	(3,181)	(3,519)	33	(3,486)

Income statement
Revenue from product sales (note 3)	4,029	—	4,029	4,427	168	4,595
Cost of sales (note 4)	(2,857)	—	(2,857)	(2,699)	(130)	(2,829)
Gross profit	1,172	—	1,172	1,709	38	1,747
Operating profit	810	—	810	1,459	38	1,497
Profit before taxation	958	—	958	1,589	38	1,627
Profit after taxation from continuing operations	646	—	646	964	38	1,002
Profit for the year	646	—	646	971	38	1,009

Basic earnings per ordinary share (US cents) (1) (note 11)	148	—	148	227	9	236
Basic earnings per ordinary share (US cents) from continuing operations (note 11)	148	—	148	225	9	234
Diluted earnings per ordinary share (US cents) (1) (note 11)	148	—	148	227	9	236
Diluted earnings per ordinary share (US cents) from continuing operations (note 11)	148	—	148	225	9	234

Statement of Comprehensive Income
Profit for the year	646	—	646	971	38	1,009
Total comprehensive income for the year	541	—	541	1,095	38	1,133
Equity shareholders - Continuing operations	517	—	517	1,121	38	1,159

Statement of changes in equity
Retained earnings (Accumulated losses)	(1,937)	33	(1,904)	(2,341)	33	(2,308)

Statement of cash flows
Receipts from customers	4,054	—	4,054	4,411	169	4,580
Payments to suppliers and employees	(2,701)	—	(2,701)	(2,583)	(131)	(2,714)
Cash generated from operations (note 30)	1,353	—	1,353	1,828	38	1,866
Net cash inflow from operating activities from continuing operations	1,268	—	1,268	1,545	38	1,583
Net cash inflow from operating activities	1,268	—	1,268	1,654	38	1,692

Capital expenditure - project capital (note 13)	(392)	—	(392)	(331)	(38)	(369)
Net cash inflow from investing activities from continuing operations	(940)	—	(940)	(448)	(38)	(486)
Net cash inflow from investing activities	(940)	—	(940)	(476)	(38)	(514)

Other Disclosures
Basic headline earnings per share (note 11)	146	—	146	238	10	248
Diluted headline earnings per share (note 11)	146	—	146	238	9	247

(1) There was no impact on basic and diluted earnings per ordinary share from discontinued operations